1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

March 10, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Hartford Funds Exchange-Traded Trust (the “Registrant”) (SEC File Nos. 333-215165 and 811-23222)

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Pre-Effective Amendment No. 1 to the Registrant’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 1 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A with respect to two of its series, Hartford Quality Bond ETF and Hartford Corporate Bond ETF, each an exchange-traded fund. This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the registration statement; and (iii) making certain other changes to the Prospectus and Statement of Additional Information for the Registrant.

No fee is required in connection with this filing. Please contact me at (202) 261-3464 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc:	Alice A. Pellegrino
John V. O’Hanlon